Inventories	6 Months Ended
Jun. 30, 2026
Classes of current inventories [abstract]
Inventories	Inventories
The Group’s inventory balances as of 30 June 2026 and 31 December 2025 are as follows:

	30 June 2026	31 December 2025
Raw materials and supplies	107,517	102,158
Work in progress	128,953	124,330
Finished goods	2,824	1,383
Inventory reserves	(12,743)	(7,817)
Total Balance	226,551	220,054